Income taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure Table

Income tax expense is comprised of the following:

	Years ended March 31,
	2014		2015		2016		2016
	(In millions)
Current income tax expense	Rs.	44,324.2	Rs.	54,954.4	Rs.	68,947.3	US$	1,040.7
Deferred income tax (benefit) expense*		(1,994.6)		(352.1)		(1,410.4)		(21.3)
Interest on income tax refund		(25.4)		(82.4)		—		—

Income tax expense	Rs.	42,304.2	Rs.	54,519.9	Rs.	67,536.9	US$	1,019.4

*	Includes deferred income tax benefits on the amortization of intangible assets of Rs. 495.6 million, Rs. 74.4 million and Rs. 2.4 million for fiscals March 31, 2014, March 31, 2015 and March 31, 2016, respectively.

Reconciliation Of Statutory Federal Tax Rate

The following is the reconciliation of estimated income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Years ended March 31,
	2014		2015		2016		2016
	(In millions)
Income before income tax expense	Rs.	121,750.4	Rs.	154,024.6	Rs.	185,586.8	US$	2,801.3
Statutory income tax rate		33.99%		33.99%		34.61%		34.61%
Expected income tax expense		41,383.0		52,353.0		64,227.9		969.5
Adjustments to reconcile expected income tax to actual tax expense
Interest on income tax refund, net of tax effect		(16.8)		(54.4)		—		—
Nondeductible stock-based compensation		1,867.9		3,106.3		4,358.5		65.8
Income exempt from taxes		(450.9)		(1,026.6)		(1,140.5)		(17.2)
Effect of change in statutory tax rate		(606.6)		—		(274.3)		(4.1)
Other, net		127.6		141.6		365.3		5.4

Income tax expense	Rs.	42,304.2	Rs.	54,519.9	Rs.	67,536.9	US$	1,019.4

Components of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2015		2016		2016
	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	12,576.7	Rs.	14,396.4	US$	217.3
Investments, others		4.6		—		—
Derivatives		820.9		497.2		7.5
Employee benefits		1,225.8		1,579.6		23.8
Others		3,212.8		3,146.1		47.6

Deferred tax asset		17,840.8		19,619.3		296.2

Taxable temporary differences:
Property and equipment		891.3		935.2		14.1
Loan origination cost		1,944.9		2,291.2		34.6
Investments, others		—		117.3		1.8
Unrealized gain on securities available for sale		5,209.8		5,583.4		84.3
Intangible assets		4.1		1.7		—

Deferred tax liability		8,050.1		8,928.8		134.8

Net deferred tax asset (liability)	Rs.	9,790.7	Rs.	10,690.5	US$	161.4

Reconciliation Of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Year ended March 31,
	2015		2016		2016
	(In millions)
Opening balance	Rs.	648.3	Rs.	648.3	US$	9.8
Increase/(decrease) related to prior year tax positions		—		—		—

Closing balance	Rs.	648.3	Rs.	648.3	US$	9.8